Leases - Schedule of Lease (Details) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025
Schedule of Lease [Abstract]
Operating lease cost	$ 52,027	$ 14,098
Other Information
Cash paid for amounts included in the measurement of lease liabilities	$ 46,988	$ 13,422
Weighted average remaining lease term – operating leases (in years)	2 years 18 days		2 years 5 months 19 days
Average discount rate – operating lease	3.21%		3.25%
Right-of-use assets	$ 181,274		$ 180,243
Operating lease liabilities, current	128,432		104,254
Operating lease liabilities, non-current	57,899		75,915
Total operating lease liabilities	$ 186,331		$ 180,169